Other non-current assets - Summary of components of other non-current assets (Details) $ in Thousands	1 Months Ended	3 Months Ended		24 Months Ended
	Aug. 31, 2021 USD ($) vessel	Sep. 30, 2024 vessel	Dec. 31, 2021 vessel	Dec. 31, 2023 USD ($) vessel	Dec. 31, 2024 USD ($) vessel	Dec. 31, 2022 vessel	Nov. 30, 2022 vessel
Other non-current assets
Investment in dual fuel tanker joint venture | $				$ 11,800	$ 12,551
Capitalized loan fees | $				2,229	0
Other non-current assets | $				$ 65,440	$ 58,312
Number of tankers					1
Number of vessels sold				20
Proportion of ownership interest in joint venture	50.00%
Minority Interest in Portfolio Acquired, August 2021
Other non-current assets
Consideration paid (received) | $	$ 6,700
Other related parties | Scorpio LR2 Pool Limited
Other non-current assets
Non-current receivables due from related parties | $				$ 22,950	$ 22,100
Other related parties | Scorpio MR Pool Limited
Other non-current assets
Non-current receivables due from related parties | $				21,200	16,400
Other related parties | Scorpio Handymax Tanker Pool Limited
Other non-current assets
Non-current receivables due from related parties | $				5,661	5,661
Other related parties | Mercury Pool Limited
Other non-current assets
Non-current receivables due from related parties | $				1,600	1,600
Other related parties | Scorpio Pools
Other non-current assets
Non-current receivables due from related parties | $				$ 51,411	$ 45,761
Product tanker
Other non-current assets
Number of tankers	9
Product tanker | MR
Other non-current assets
Number of tankers	5
Long-term charter contracts, term	5 years
Product tanker | LR1
Other non-current assets
Number of tankers	4
Number of vessels sold		1	2
Product tanker | Minority Interest in Portfolio Acquired, August 2021 | LR1
Other non-current assets
Number of tankers							1
Product tanker | Other related parties | Minority Interest in Portfolio Acquired, August 2021
Other non-current assets
Number of tankers	9
Product tanker | Other related parties | Minority Interest in Portfolio Acquired, August 2021 | MR
Other non-current assets
Number of tankers	5
Product tanker | Other related parties | Minority Interest in Portfolio Acquired, August 2021 | LR1
Other non-current assets
Number of tankers	4	1				2